Amounts receivable (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2026	May 31, 2025
IfrsStatementLineItems [Line Items]
Current tax expense (income) and adjustments for current tax of prior periods	$ 15,900
Tanzanian V A T [Member]
IfrsStatementLineItems [Line Items]
VAT refunds	15,000
TRA [Member]
IfrsStatementLineItems [Line Items]
VAT refunds	$ 300	$ 1,800